Organization And Principal Activities - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Tecface International Technology Limite ("Tecface International Technology") (formerly known as QIGI&BODEE International Technology (Beijing) Limited CNY	Feb. 10, 2010 QIGI&BODEE Technology (Beijing) Co., Limited. ("QIGI Technology") Mr. Xu Enhai	Feb. 10, 2010 QIGI&BODEE Technology (Beijing) Co., Limited. ("QIGI Technology") Ms. Han Deling
Organization and Principal Activities [Line Items]
Gain recognized on deconsolidation	$ 0.4
Percentage of legal ownership		100.00%	66.70%	33.30%
Total compensation purchase option price		1.00